Summary of Significant Revenue Recognition Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018
Revenue Recognition [Abstract]
Revenue Recognition, Policy
Summary of Significant Revenue Recognition Accounting Policies
The Company generates revenue from the sale of both services and products. Revenue is recognized when control of the services or products is transferred to the customer. The amount of revenue recognized reflects the consideration the Company expects to receive in exchange for the services or products.
The Company has three broad categories of service revenues: licenses of rights to use our intellectual property, sales to guests at our Parks and Experiences businesses, and advertising. The Company’s primary product revenues include the sale of food, beverage and merchandise at our parks, resorts and retail stores and the sale of film and television productions in physical formats (DVD and Blu-ray).
The new revenue standard defines two types of licenses of intellectual property (“IP”): IP that has “standalone functionality,” which is called functional IP, and all other IP, which is called symbolic IP. Revenue related to the license of functional IP is generally recognized upon delivery (availability) of the IP to the customer. The substantial majority of the Company’s film and television content distribution activities at the Media Networks, Studio Entertainment and DTCI segments is considered licensing of functional IP. Revenue related to the license of symbolic IP is generally recognized over the term of the license. The Company’s primary revenue stream derived from symbolic IP is the licensing of trade names, characters, visual and literary properties at the Parks, Experiences & Consumer Products segment.
More detailed information about the revenue recognition policies for our key revenues is as follows:

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Affiliate fees - Fees charged to affiliates (i.e., MVPDs or television stations) for the right to deliver our television network programming on a continuous basis to their customers are recognized as the programming is provided based on contractually specified per subscriber rates and the actual number of the affiliate’s customers receiving the programming.

Affiliate contracts may include a minimum guaranteed license fee. For these contracts, the guaranteed license fee is recognized ratably over the guaranteed period and any fees earned in excess of the guarantee are recognized as earned once the minimum guarantee has been exceeded.
Affiliate agreements may also include a license to use the network programming for on demand viewing. As the fees charged under these contracts are generally based on a contractually specified per subscriber rate for the number of underlying subscribers of the affiliate, revenues are recognized as earned.

•	Subscription fees - Fees charged to customers/subscribers for our DTC streaming and other services are recognized ratably over the term of the subscription.

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Advertising - Sales of advertising time/space on our television networks, digital platforms, and television stations are recognized as revenue, net of agency commissions, when commercials are aired on television or delivered online. The performance obligation in advertising agreements is the delivery of ad time/space and may include a guaranteed number of impressions. When a contract contains a guaranteed number of impressions and the guaranteed number of impressions is not met (“ratings shortfall”), revenues are not recognized for the ratings shortfall until the guaranteed impressions are provided through the delivery of additional advertising time/space.

•	Theme park admissions - Sales of theme park tickets are recognized when the tickets are used. Sales of annual passes are recognized ratably over the period for which the pass is available for use.

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Resorts and vacations - Sales of hotel room nights and cruise vacations and rentals of vacation club properties are recognized as the services are provided to the guest. Sales of vacation club properties are recognized when title to the property transfers to the customer.

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Merchandise, food and beverage - Sales of merchandise, food and beverages at our theme parks and resorts, cruise ships and Disney Stores are recognized at the time of sale. Sales from our branded internet shopping sites and to wholesalers are recognized upon delivery. We estimate returns and customer incentives based upon historical return experience, current economic trends and projections of consumer demand for our products.

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TV/SVOD distribution licensing - Fees charged for the right to use our television and motion picture productions are recognized as revenue when the content is available for use by the licensee. Contractual license fees may be for a fixed amount, based on performance in previous distribution windows (e.g., box office receipts) or based on underlying sales of the licensee.

TV/SVOD distribution contracts may contain more than one title and/or provide that certain titles are only available for use during defined periods of time during the contract term. In these instances, each title and/or period of availability is generally considered a separate performance obligation. For these contracts, license fees are allocated to each title and period of availability at contract inception based on relative standalone selling price using management’s best estimate. Revenue is recognized when the content is made available for use by the licensee.
For TV/SVOD licenses that include multiple titles subject to an aggregate minimum guaranteed license fee across all titles, the minimum guaranteed license fee is allocated to each title at contract inception and recognized as revenue when the title is available for use by the licensee. License fees earned in excess of the allocated minimum guarantee are deferred until the aggregate contractual minimum guaranteed license fee has been exceeded with the excess then recognized as earned.
When the term of an existing agreement is renewed or extended, revenues are recognized when the licensed content becomes available under the renewal or extension.

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Theatrical distribution licensing - Fees charged for licensing of our motion pictures to theaters are recognized as revenue based on the contractual royalty rate applied to the theater’s underlying sales from exhibition of the film.

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Merchandise licensing - Fees charged for the use of our trade names and characters in connection with the sale of a licensee’s products are recognized as revenue as the products are sold by the licensee applying a contractual royalty rate to the licensee sales. For licenses with minimum guaranteed license fees, the excess of the minimum guaranteed amount over actual royalties earned from licensee sales (shortfall) is recognized straight-line over the remaining license period once an expected shortfall is probable.

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Home entertainment - Sales of our motion pictures to retailers and distributors in physical formats (DVD and Blu-ray) are recognized as revenue on the later of the delivery date or the date that the product can be sold by retailers. We reduce home entertainment revenues for estimated future returns of merchandise and sales incentives based upon historical return experience, current economic trends and projections of consumer demand for our products. Sales of our motion pictures in electronic formats are recognized as revenue when the product is available for use by the consumer.

•	Taxes - Taxes collected from customers and remitted to governmental authorities are excluded from revenue.
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Shipping and handling - Fees collected from customers for shipping and handling are recorded as revenue upon delivery of the product to the consumer. The related shipping expenses are recorded in cost of products upon delivery of the product to the customer.

Revenue Recognition
Television advertising revenues are recognized when commercials are aired. Affiliate fee revenue is recognized as services are provided based on per subscriber rates set out in agreements with Multi-channel Video Programming Distributors (MVPD) and the number of MVPD subscribers.
Revenues from theme park ticket sales are recognized when the tickets are used. Revenues from annual pass sales are recognized ratably over the period for which the pass is available for use.
Revenues from the theatrical distribution of motion pictures are recognized when motion pictures are exhibited. Revenues from home entertainment sales, net of anticipated returns and customer incentives, are recognized on the later of the delivery date or the date that the product can be sold by retailers. Revenues from the licensing of feature films and television programming are recorded when the content is available for telecast by the licensee and when certain other conditions are met. Revenues from the sale of electronic formats of feature films and television programming are recognized when the product is received by the consumer.
Merchandise licensing advances and guarantee royalty payments are recognized based on the contractual royalty rate when the licensed product is sold by the licensee. Non-refundable advances and minimum guarantee royalty payments in excess of royalties earned are generally recognized as revenue at the end of the contract period.
Revenues from our branded online and mobile operations are recognized as services are rendered. Advertising revenues at our internet operations or associated with the distribution of our video content online are recognized when advertisements are delivered online.
Taxes collected from customers and remitted to governmental authorities are presented in the Consolidated Statements of Income on a net basis.